UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03493

American Federation of Labor and

Congress of Industrial Organizations

Housing Investment Trust*

(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, N.W., Suite 200, Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Kenneth G. Lore, Esq.

Katten Muchin Rosenman LLP

2900 K Street, N.W., North Tower – Suite 200

Washington, D.C. 20007-5118

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments

(Schedule of Investments)

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

FHA Permanent Securities (2.7% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$6	$6	$6

Multifamily	3.65%	Dec-2037	9,300	9,511	9,233
	3.75%	Aug-2048	3,965	3,961	3,964
	4.00%	Dec-2053	64,379	64,355	65,005
	4.79%	May-2053	4,775	5,024	4,916
	5.17%	Feb-2050	7,963	8,581	8,556
	5.35%	Mar-2047	7,239	7,249	7,271
	5.55%	Aug-2042	7,800	7,803	7,837
	5.60%	Jun-2038	2,386	2,390	2,397
	5.65%	Oct-2038	1,859	1,887	1,860
	5.80%	Jan-2053	2,029	2,038	2,324
	5.87%	May-2044	1,752	1,750	1,812
	5.89%	Apr-2038	4,485	4,490	4,508
	6.02%	Jun-2035	4,120	4,121	4,143
	6.20%	Apr-2052	11,456	11,452	13,341
	6.40%	Aug-2046	3,757	3,759	4,097
	6.48%	Nov-2041	6,131	6,355	6,167
	6.60%	Jan-2050	3,335	3,364	3,835
	6.75%	Jul-2040	3,928	3,916	3,936
	7.20%	Oct-2039	2,787	2,791	2,808
	7.50%	Sep-2032	1,282	1,279	1,292
	7.70%	Dec-2048	5,288	6,072	6,267
	7.93%	Apr-2042	2,641	2,641	2,664
			162,657	164,789	168,233
Total FHA Permanent Securities			$162,663	$164,795	$168,239

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

FHA Construction Securities (less than 0.5% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Forward Commitments	4.10%	2.50%	Oct-2060	22,000	—	—	(2)
Total FHA Construction Securities				$22,000	$—	$—	$(2)

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

Ginnie Mae Securities (27.1% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$4,034	$4,082	$4,296
	4.50%	Aug-2040	2,775	2,834	3,007
	5.50%	Jan-2033 - Jun-2037	2,683	2,675	3,020
	6.00%	Jan-2032 - Aug-2037	1,742	1,741	1,998
	6.50%	Jul-2028	56	56	64
	7.00%	Apr-2026 - Jan-2030	1,068	1,072	1,239
	7.50%	Aug-2025 - Aug-2030	538	543	628
	8.00%	Sep-2026 - Nov-2030	422	426	498
	8.50%	Jun-2022 - Aug-2027	332	334	373
	9.00%	Mar-2020 - Jun-2025	61	61	65
	9.50%	Sep-2021 - Sep-2030	34	35	39
			13,745	13,859	15,227

Multifamily	1.73%	May-2042	3,148	3,154	3,122
	2.15%	May-2056	9,030	9,014	8,921
	2.18%	May-2039	3,765	3,795	3,761
	2.20%	Jun-2056	9,526	9,505	9,408
	2.25%	Dec-2048	11,235	11,138	11,105
	2.30%	Mar-2056 - May-2056	51,440	51,282	50,968
	2.30%	Oct-2056	31,000	30,646	30,501
	2.31%	Nov-2051	7,076	7,077	6,774
	2.32%	Apr-2054	22,139	22,733	20,815
	2.35%	Dec-2040 - Nov-2056	35,029	35,500	34,001
	2.40%	Aug-2047	11,772	11,800	11,680
	2.43%	Nov-2038	20,000	20,087	20,005
	2.50%	Jul-2045 - Mar-2057	40,179	40,226	39,628
	2.53%	Jul-2038 - Feb-2040	30,165	30,576	30,153
	2.55%	Feb-2048	22,024	22,192	21,232
	2.60%	Apr-2048 - Apr-2056	53,844	54,158	53,732
	2.65%	Jan-2053	51,015	51,456	50,237
	2.70%	May-2048	27,434	27,897	27,457
	2.70%	Jul-2056	15,452	15,637	15,403
	2.72%	Feb-2044	550	567	553
	2.79%	Apr-2049	19,069	19,284	19,014
	2.82%	Apr-2050	1,500	1,534	1,497
	2.87%	Feb-2036 - Dec-2043	25,000	25,309	25,073
	2.89%	Mar-2046	32,000	32,229	31,985
	2.98%	May-2052	54,716	55,256	55,870
	3.00%	Mar-2051	20,000	20,109	19,956
	3.05%	May-2044	45,500	45,813	45,800
	3.05%	May-2054	11,545	11,605	11,461
	3.10%	Jan-2044	23,000	23,341	23,336
	3.13%	Nov-2040	680	698	681
	3.15%	Jan-2049	17,025	17,713	17,116
	3.19%	Apr-2055	4,988	4,990	5,022
	3.20%	Jul-2041 - Oct-2053	24,586	24,741	25,010
	3.24%	Apr-2051	5,168	5,247	5,293
	3.25%	Sep-2054	35,000	34,678	35,431
	3.26%	Nov-2043	20,000	20,035	20,305
	3.30%	May-2055	10,000	9,491	10,037
	3.33%	Jun-2043	15,000	15,520	15,233
	3.35%	Nov-2042 - Mar-2044	25,000	24,468	25,438
	3.37%	Dec-2046	19,200	19,472	19,517
	3.38%	Jul-2046	7,760	8,021	7,888
	3.47%	Apr-2046	7,736	8,245	8,062
	3.49%	Mar-2042	28,593	28,639	28,217
	3.49%	May-2042 - Feb-2044	13,407	14,858	14,779
	3.50%	Feb-2051 - Jan-2054	31,363	31,192	32,267
	3.50%	Jul-2057	60,469	64,603	64,454
	3.52%	Sep-2041	7,083	7,544	7,134
	3.56%	Nov-2044 - Apr-2051	26,490	27,327	27,016
	3.57%	Apr-2053	33,372	35,764	35,164
	3.59%	Sep-2050	7,842	8,286	8,171

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

Ginnie Mae Securities (27.1% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value
	3.60%	Jun-2057		14,277	14,854	15,327
	3.62%	Dec-2057		29,750	30,349	31,943
	3.65%	Sep-2052		6,500	6,757	6,659
	3.67%	Nov-2035		16,679	17,427	17,186
	3.70%	Dec-2045 - Sep-2051		15,958	15,889	16,294
	3.71%	Nov-2052		9,351	10,107	9,763
	3.77%	Sep-2053		3,916	4,265	4,173
	3.80%	Sep-2046		6,005	6,460	6,059
	3.81%	Dec-2053		10,408	10,502	10,806
	3.83%	Apr-2046		10,000	10,029	10,262
	3.85%	Oct-2054		30,889	31,036	32,449
	3.85%	Jan-2056		32,719	33,041	35,495
	3.86%	Jun-2045 - Oct-2047		21,570	21,848	22,227
	3.90%	Apr-2055		16,575	17,205	17,450
	3.92%	Aug-2039		47,451	50,909	49,160
	3.93%	May-2049		6,413	6,897	6,462
	3.95%	Jul-2053		5,869	5,881	6,138
	4.05%	Feb-2052		6,293	6,295	6,543
	4.09%	Feb-2056		57,199	58,045	62,495
	4.10%	May-2051		4,066	4,456	4,410
	4.15%	Jun-2053		2,177	2,208	2,267
	4.25%	Sep-2038		36,204	36,413	37,739
	4.29%	Mar-2053		48,110	48,416	54,018
	4.45%	Jun-2055		2,597	2,492	2,856
	4.50%	May-2038		19,182	20,918	20,116
	4.63%	Sep-2037	[3]	1,500	1,463	1,536
	4.70%	Oct-2056		3,375	3,553	3,818
	4.90%	Mar-2044	[3]	1,000	991	1,025
	5.05%	Apr-2049	[3]	2,735	2,735	2,738
	5.25%	Apr-2037		19,505	19,498	20,984
	5.34%	Jul-2040		9,780	9,649	10,187
	5.45%	Sep-2037		12,866	14,035	13,976
	5.55%	May-2049	[3]	9,960	9,960	9,989
				1,609,794	1,639,035	1,648,233
Total Ginnie Mae Securities				$1,623,539	$1,652,894	$1,663,460

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (4.2% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Multifamily	3.25%	3.25%	Jun-2059	$31,475	$25	$655	$485
	3.30%	3.30%	Mar-2057	1,870	3,318	3,361	3,521
	3.30%	3.30%	Jul-2057	199	25,728	26,513	27,004
	3.38%	3.38%	Jan-2060	23,133	37,271	37,271	38,999
	3.49%	3.49%	Aug-2058	9,287	2,113	2,397	2,667
	3.50%	3.50%	Mar-2057	1,100	22,197	23,137	23,609
	3.50%	3.50%	Apr-2057	71	25,471	26,239	27,006
	3.53%	3.53%	Apr-2042	827	17,473	18,158	18,741
	3.55%	3.55%	Apr-2057	2,124	39,506	40,663	41,530
	3.65%	3.65%	Nov-2058	6,389	4,207	4,358	4,622
	3.66%	3.66%	Jul-2058	4,021	19,978	20,289	21,662
	3.68%	3.68%	Jun-2057	25	27,730	28,574	29,967
	3.68%	3.68%	Aug-2057	514	14,308	14,669	15,405
	4.15%	4.15%	Sep-2051	16,764	1,103	1,157	1,342
				97,799	240,428	247,441	256,560

Forward Commitments	3.35%	3.35%	May-2059	6,687	—	—	110
	3.38%	3.38%	Jan-2060	34,120	—	—	655
Forward Commitments				40,807	—	—	765
Total Ginnie Mae Construction Securities				$138,606	$240,428	$247,441	$257,325

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

Fannie Mae Securities (39.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	1.49%[4]	Mar-2037	$322	$318	$321
	1.54%[4]	Jul-2043	13,285	13,195	13,270
	1.56%[4]	Jun-2037	1,721	1,721	1,723
	1.59%[4]	Mar-2043 - Nov-2044	33,003	32,979	33,055
	1.62%[4]	Nov-2042	6,886	6,889	6,908
	1.64%[4]	Apr-2037 - Oct-2044	18,136	18,170	18,210
	1.70%[4]	Oct-2042	6,095	6,123	6,133
	1.74%[4]	Dec-2040 - Feb-2043	37,235	37,126	37,511
	1.76%[4]	Jun-2042	4,213	4,236	4,244
	1.79%[4]	Mar-2042	9,562	9,580	9,652
	1.83%[4]	Mar-2041	6,582	6,635	6,640
	1.84%[4]	Mar-2042 - Oct-2043	15,263	15,319	15,454
	1.94%[4]	Dec-2040	3,093	3,103	3,129
	2.83%[4]	May-2033	428	429	447
	2.93%[4]	Nov-2033	2,172	2,173	2,245
	2.98%[4]	Aug-2033	234	234	243
	3.00%	Apr-2031 - Jun-2046	63,472	65,711	64,098
	3.13%[4]	Nov-2034	1,248	1,279	1,312
	3.16%[4]	Sep-2035	395	394	411
	3.17%[4]	Aug-2033	1,418	1,415	1,494
	3.27%[4]	Jul-2033	1,583	1,588	1,671
	3.28%[4]	Jul-2033	309	308	319
	3.34%[4]	Aug-2033	656	655	681
	3.38%[4]	Apr-2034	1,242	1,271	1,304
	3.50%	Oct-2026 - Jul-2047	198,041	203,982	204,750
	4.00%	Jun-2018 - Dec-2046	131,177	136,511	138,333
	4.50%	Mar-2018 - May-2044	58,060	60,440	62,550
	5.00%	Jan-2018 - Apr-2041	16,688	17,216	18,284
	5.50%	Nov-2017 - Jun-2038	9,009	9,042	10,004
	6.00%	Mar-2018 - Nov-2037	5,362	5,390	6,098
	6.50%	Sep-2028 - Jul-2036	917	939	1,033
	7.00%	Sep-2027 - May-2032	920	922	1,058
	7.50%	May-2018 - Sep-2031	335	335	379
	8.00%	Apr-2030 - May-2031	63	64	66
	8.50%	Dec-2021 - Apr-2031	31	31	32
			649,156	665,723	673,062

Multifamily	1.64%	Aug-2027	35,483	35,494	35,526
	1.67%	Nov-2022 - May-2027	39,655	39,665	39,691
	1.83%	Jan-2027	25,000	25,007	25,020
	2.08%	Jan-2023	19,775	19,765	19,989
	2.18%	Apr-2022	10,013	10,017	10,013
	2.21%	Dec-2022	23,250	23,261	23,294
	2.21%	Dec-2022	30,635	30,649	30,693
	2.24%	Dec-2022	30,749	30,764	30,839
	2.26%	Nov-2022	6,395	6,415	6,426
	2.34%	Sep-2026	28,500	28,696	27,848
	2.38%	Jul-2026	21,840	21,889	21,357
	2.44%	Aug-2026	22,400	22,400	22,048
	2.46%	Aug-2026	25,830	25,843	24,832
	2.48%	Oct-2028	24,990	25,111	24,128
	2.49%	Dec-2026	16,876	16,931	16,717
	2.50%	Jun-2026	60,000	60,000	58,950
	2.50%	Jul-2026	37,680	37,791	36,634
	2.57%	Sep-2028	40,100	40,787	38,982
	2.70%	Nov-2025	16,073	16,097	16,138
	2.72%	Jul-2028	36,400	36,916	35,792
	2.75%	Jul-2028	15,750	15,994	15,654
	2.80%	Mar-2018 - Apr-2025	20,083	20,343	20,088
	2.81%	Sep-2027	12,400	12,524	12,409
	2.84%	Mar-2022	3,546	3,557	3,652
	2.85%	Mar-2022	33,000	33,055	34,037
	2.91%	Jun-2031	25,000	25,248	24,747
	2.92%	Jan-2026 - Apr-2028	34,254	34,397	34,645
	2.92%	Jun-2027	71,936	72,097	73,322
	2.94%	Jun-2027	29,000	29,069	29,420
	2.94%	Jul-2039	15,551	15,771	15,407
	2.97%	May-2026	18,988	19,715	19,416
	2.99%	Jun-2025	2,750	2,761	2,827
	3.00%	May-2027 - Mar-2028	16,010	16,052	16,142
	3.02%	Jun-2027	4,022	4,040	4,138
	3.04%	Apr-2030	25,100	25,226	25,372
	3.05%	Apr-2030	28,593	28,639	28,217
	3.08%	Jul-2029	12,814	12,873	12,996
	3.10%	Sep-2029	8,515	8,571	8,632
	3.12%	Jul-2029	25,350	25,582	25,867
	3.12%	Apr-2030	13,910	13,916	13,813
	3.14%	Apr-2029	7,889	7,919	8,040
	3.15%	Jan-2027	20,783	20,829	21,555
	3.17%	Sep-2029	13,862	13,940	13,894
	3.18%	Sep-2029 - May-2035	22,946	23,379	23,055
	3.20%	Oct-2027	10,685	10,770	11,064
	3.21%	May-2030	7,204	7,360	7,327
	3.22%	Sep-2026	28,451	28,503	29,560
	3.24%	Aug-2027	9,500	9,693	9,849
	3.25%	Nov-2027	10,682	10,769	11,088
	3.26%	Jan-2027	7,700	7,735	7,973
	3.31%	Oct-2027	16,320	16,550	16,990
	3.32%	Apr-2029	20,080	20,221	20,323
	3.35%	Feb-2029	20,000	20,375	20,693
	3.36%	Dec-2023 - Oct-2029	19,910	19,956	20,738

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

Fannie Mae Securities (39.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	3.40%	Oct-2026	3,051	3,073	3,200
	3.41%	Sep-2023 - Apr-2029	56,747	57,425	59,066
	3.42%	Apr-2035	5,520	5,626	5,638
	3.43%	Oct-2026	7,503	7,556	7,881
	3.46%	Dec-2023	3,500	3,513	3,668
	3.54%	Oct-2021	7,124	7,141	7,473
	3.61%	Sep-2023	6,524	6,577	6,895
	3.63%	Jul-2035	21,987	22,027	23,123
	3.66%	Oct-2023	4,790	4,837	5,070
	3.77%	Dec-2033	10,500	10,755	11,244
	3.84%	May-2018	7,140	7,140	7,225
	3.87%	Sep-2023	2,517	2,568	2,681
	4.03%	Oct-2021	6,842	6,845	7,253
	4.06%	Oct-2025	24,051	24,132	25,868
	4.15%	Jun-2021	8,988	8,994	9,536
	4.22%	Jul-2018	454	454	458
	4.25%	May-2021	4,086	4,086	4,339
	4.27%	Nov-2019	5,722	5,720	5,940
	4.32%	Nov-2019	2,825	2,824	2,937
	4.33%	Nov-2019 - Mar-2021	21,707	21,707	22,701
	4.38%	Apr-2020	9,705	9,708	10,172
	4.44%	May-2020	5,757	5,758	6,050
	4.50%	Feb-2020	4,045	4,045	4,038
	4.52%	Nov-2019 - May-2021	6,882	6,897	7,283
	4.55%	Nov-2019	2,711	2,710	2,827
	4.56%	Jul-2019	7,001	7,002	7,259
	4.66%	Jul-2021	1,231	1,235	1,249
	4.68%	Jul-2019	12,501	12,498	12,987
	4.69%	Jan-2020 - Jun-2035	13,386	13,412	14,072
	4.71%	Mar-2021	5,631	5,650	6,037
	4.73%	Feb-2021	1,481	1,485	1,586
	4.80%	Jun-2019	2,040	2,039	2,120
	4.86%	May-2019	1,362	1,362	1,414
	4.89%	Nov-2019	850	851	893
	4.94%	Apr-2019	3,347	3,346	3,474
	5.00%	Jun-2019	1,783	1,783	1,858
	5.04%	Jun-2019	1,766	1,766	1,842
	5.05%	Jun-2019	1,242	1,242	1,296
	5.08%	Apr-2021	40,000	40,001	43,181
	5.11%	Jul-2019	824	824	861
	5.12%	Jul-2019	8,262	8,260	8,638
	5.13%	Jul-2019	838	837	876
	5.15%	Oct-2022	2,120	2,125	2,287
	5.25%	Jan-2020	6,481	6,482	6,867
	5.29%	May-2022	4,999	4,999	5,541
	5.30%	Aug-2029	5,680	5,596	6,433
	5.45%	May-2033	2,530	2,538	2,649
	5.47%	Aug-2024	7,870	7,893	8,286
	5.60%	Feb-2018 - Jan-2024	9,839	9,840	10,756
	5.63%	Dec-2019	3,310	3,311	3,342
	5.69%	Jun-2041	4,651	4,776	5,120
	5.75%	Jun-2041	2,255	2,325	2,534
	5.91%	Mar-2037	1,826	1,858	1,901
	5.96%	Jan-2029	340	341	347
	6.03%	Jun-2036	3,264	3,304	3,289
	6.06%	Jul-2034	8,579	8,743	9,158
	6.15%	Jan-2023	3,529	3,529	3,430
	6.23%	Sep-2034	1,253	1,288	1,304
	6.28%	Nov-2028	2,389	2,463	2,526
	6.35%	Aug-2032	9,276	9,296	9,342
	6.38%	Jul-2021	4,997	5,002	5,477
	6.39%	Apr-2019	805	805	789
	6.52%	May-2029	4,501	4,707	4,674
	7.20%	Aug-2029	741	733	747
	7.75%	Dec-2024	1,188	1,188	1,185
	8.40%	Jul-2023	281	279	283
	8.50%	Nov-2019	1,129	1,138	1,202
			1,622,284	1,631,197	1,649,545

When Issued[5]	2.87%	Oct-2027	9,425	9,566	9,458
	2.97%	Nov-2032	19,000	19,070	18,713
	3.02%	Dec-2027	15,340	15,378	15,314
	3.02%	Nov-2029	20,775	20,957	20,754
	4.00%	Oct-2047	20,000	21,081	21,055
			84,540	86,052	85,294
Total Fannie Mae Securities			$2,355,980	$2,382,972	$2,407,901

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

Freddie Mac Securities (13.4% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	1.53%[4]	Feb-2036	$1,458	$1,458	$1,460
	1.56%[4]	May-2037	136	136	136
	1.58%[4]	Apr-2036 - Mar-2045	30,201	30,224	30,250
	1.63%[4]	Aug-2043	5,693	5,690	5,716
	1.71%[4]	Oct-2040	4,546	4,542	4,579
	1.73%[4]	Oct-2040 - Jun-2044	41,726	41,745	42,046
	1.78%[4]	Nov-2040	5,257	5,309	5,308
	1.90%[4]	Aug-2037	4,570	4,628	4,630
	2.50%	Jan-2043 - Aug-2046	18,675	18,965	18,129
	2.78%[4]	Oct-2033	860	854	904
	3.00%	Aug-2042 - Sep-2046	79,577	81,533	80,211
	3.21%[4]	Jun-2033	346	345	365
	3.50%	Jan-2026 - Oct-2046	180,749	185,788	187,117
	3.50%	Jun-2046	26,431	27,160	27,290
	3.52%[4]	Jul-2035	125	125	132
	4.00%	Aug-2020 - Dec-2046	169,734	177,356	178,872
	4.00%	Sep-2045	42,384	44,436	44,670
	4.50%	Aug-2018 - Dec-2044	61,851	64,906	66,778
	5.00%	Jan-2019 - Mar-2041	10,153	10,250	10,935
	5.50%	Oct-2017 - Jul-2038	4,225	4,205	4,703
	6.00%	Jul-2021 - Feb-2038	5,408	5,468	6,151
	6.50%	Apr-2028 - Nov-2037	727	734	839
	7.00%	Apr-2028 - Mar-2030	59	55	69
	7.50%	Aug-2029 - Apr-2031	58	57	68
	8.00%	Dec-2029	1	1	2
	8.50%	Jul-2024 - Jan-2025	74	74	84
	9.00%	Mar-2025	50	50	57
			695,074	716,094	721,501

Multifamily	1.65%	May-2027	19,364	19,365	19,368
	1.88%	Jan-2023	17,254	17,255	17,292
	1.93%	Sep-2022	27,149	27,120	27,225
	1.93%	Nov-2022	35,000	35,000	35,142
	2.95%	Jan-2018	300	299	300
			99,067	99,039	99,327
Total Freddie Mac Securities			$794,141	$815,133	$820,828

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (3.9% of net assets)

		Interest Rates[3]				Unfunded
	Issuer	Permanent	Construction	Maturity Date		Commitments[4]	Face Amount	Amortized Cost	Value

Multifamily	City of Chicago	—	2.00%	May-2019		$—	$5,700	$5,701	$5,723
	NYC Housing Development Corp	2.95%	—	Nov-2045		—	5,000	5,000	5,106
	NYC Housing Development Corp	3.10%	—	Oct-2046			25,000	25,000	24,952
	Connecticut Housing Finance Auth	3.25%	—	May-2050		—	12,500	12,383	11,766
	NYC Housing Development Corp	3.75%	—	May-2035		—	5,000	5,000	5,186
	MassHousing	3.85%	—	Dec-2058		—	9,980	9,976	8,840
	NYC Housing Development Corp	4.00%	—	Dec-2028		—	5,000	5,103	5,293
	MassHousing	4.04%	—	Nov-2032		—	1,305	1,305	1,318
	MassHousing	4.13%	—	Dec-2036		—	5,000	5,000	5,197
	NYC Housing Development Corp	4.20%	—	Dec-2039		—	8,305	8,305	8,644
	NYC Housing Development Corp	4.25%	—	Nov-2025		—	1,150	1,150	1,218
	NYC Housing Development Corp	4.29%	—	Nov-2037		—	1,190	1,190	1,203
	NYC Housing Development Corp	4.40%	—	Nov-2024		—	4,120	4,120	4,317
	NYC Housing Development Corp	4.44%	—	Nov-2041		—	1,120	1,120	1,136
	NYC Housing Development Corp	4.49%	—	Nov-2044		—	455	455	462
	NYC Housing Development Corp	4.50%	—	Nov-2030		—	1,680	1,682	1,784
	MassHousing	4.50%	—	Dec-2056		—	45,000	45,000	47,056
	NYC Housing Development Corp	4.60%	—	Nov-2030		—	4,665	4,665	4,962
	NYC Housing Development Corp	4.70%	—	Nov-2035		—	1,685	1,685	1,792
	NYC Housing Development Corp	4.78%	—	Aug-2026		—	12,500	12,502	13,222
	NYC Housing Development Corp	4.80%	—	Nov-2040		—	2,860	2,862	3,048
	NYC Housing Development Corp	4.90%	—	Nov-2034 - Nov-2041		—	8,800	8,800	9,308
	NYC Housing Development Corp	4.95%	—	Nov-2039 - May-2047		—	13,680	13,683	14,496
	MassHousing	5.55%	—	Nov-2039		—	5,000	4,981	5,302
	MassHousing	5.69%	—	Nov-2018		—	1,345	1,345	1,372
	MassHousing	5.70%	—	Jun-2040		—	11,635	11,636	12,027
	MassHousing	6.42%	—	Nov-2039		—	22,000	22,000	23,333
	MassHousing	6.70%	—	Jun-2040		—	9,380	9,380	9,824
						—	231,055	231,029	237,887

Forward Commitments	MassHousing	—	3.00%	Oct-2018	[6]	9,464	—	(98)	(3)
	Connecticut Housing Finance Auth	—	3.25%	Nov-2019	[6]	22,040	460	417	424
						31,504	460	319	421
Total State Housing Finance Agency Securities						$31,504	$231,515	$231,348	$238,308

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.3% of net assets)

	Interest Rates[1]			Unfunded
Issuer	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Direct Loans
Harry Silver Housing Company, Inc.	—	3.70%	Jun-2018	$—	$5,197	$5,201	$5,210
Harry Silver Housing Company, Inc.	—	3.70%	Jun-2018	—	207	208	207
Detroit Home Repair Program	—	5.75%	Dec-2017	133	112	112	113
Detroit Home Repair Program	—	5.75%	Apr-2018	269	127	127	129
				402	5,643	5,648	5,659
Privately Insured Construction/Permanent Mortgages[7]
IL Housing Development Authority	5.40%	—	Mar-2047	—	8,103	8,106	8,083
IL Housing Development Authority	6.20%	—	Dec-2047	—	3,072	3,082	3,065
IL Housing Development Authority	6.40%	—	Nov-2048	—	929	940	917
				—	12,104	12,128	12,065
Total Other Multifamily Investments				$402	$17,747	$17,776	$17,724

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (2.0% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$10,000	$10,162	$10,064
Nomura	3.19%	Mar-2046	20,000	20,390	20,476
JP Morgan	3.48%	Jun-2045	10,000	10,460	10,375
Citigroup	3.62%	Jul-2047	8,000	8,209	8,333
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,309	2,369
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,133	5,275
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,130	5,297
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,131	5,319
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,522	21,295
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,170	7,294
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,181	7,554
Deutsche Bank	5.00%	Nov-2046	18,990	19,438	20,277
Total Commercial Mortgage Backed Securities			$118,065	$121,235	$123,928

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

United States Treasury Securities (4.7% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

1.63%	May-2026	$10,000	$10,083	$9,485
2.13%	May-2025	40,000	39,462	39,741
2.25%	Nov-2024	65,000	66,756	65,320
2.25%	Nov-2025	5,000	5,099	5,000
2.38%	Aug-2024	70,000	70,475	70,978
2.50%	Feb-2046	15,000	14,329	13,954
2.50%	May-2046	15,000	15,793	13,942
2.88%	Aug-2045	10,000	10,256	10,049
3.13%	Aug-2044	55,000	56,732	58,038
Total United States Treasury Securities		$285,000	$288,985	$286,507

Total Fixed-Income Investments		$5,829,078	$5,922,579	$5,984,218

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.5% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[8]	$1	$—	$(799)
Total Equity Investment	$1	$—	$(799)

Schedule of Portfolio Investments

September 30, 2017 (Dollars in thousands; unaudited)

Short-Term Investments (4.2% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
NYS Housing Finance Agency	1.23%[9]	May-2049	$20,000	$20,000	$20,000
NYS Housing Finance Agency	1.29%[9]	Nov-2049	20,000	20,000	20,000
NYS Housing Finance Agency	1.37%[9]	May-2050	30,000	30,000	30,000

Blackrock Federal Funds	0.93%	Oct-2017	187,438	187,438	187,438
Total Short-Term Investments			$257,438	$257,438	$257,438

Total Investments			$6,086,517	$6,180,018	$6,240,857

Schedule of Portfolio Investments

September 30, 2017

Footnotes

1	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

2	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $192.5 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

3	Tax-exempt bonds collateralized by Ginnie Mae securities.

4	The interest rate shown on these floating or adjustable rate securities represents the rate at period end.

5	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to November 1, 2019. The notes are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT’s Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees, and approximates carrying value. The participation interest is not registered under the federal securities laws.

9	Variable rate bond with a weekly interest rate reset and can be redeemed at par, with accrued and unpaid interest, with a seven-day notice. The interest rate shown represents the rate at period end.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of September 30, 2017

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, and other funds that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month. The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation issues, including fair value determinations. The following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets.

Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions, as well as dealer-supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings.

For commercial mortgage-backed securities independent pricing services generally base prices on cash flow models, that take into consideration benchmark yields, and utilize available trade information, dealer quotes, and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/ benchmark yields, as well as, dealer supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

When the HIT finances construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. In determining fair value, the Valuation Committee will employ a valuation method that it believes reflects fair value for the particular asset, which may include, among other things, the referral of that asset to an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted; however, on September 30, 2017 the Valuation Committee fair valued less than 0.05% of the HIT’s net assets.

Short-term investments acquired with a stated maturity of 60 days or less are valued at amortized cost, which approximates fair market value.

The HIT holds 100% of the ownership interests in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates its respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that may reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2017:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$—	$168,239	$—	$168,239
Ginnie Mae Securities	—	1,663,460	—	1,663,460
Ginnie Mae Construction Securities	—	256,560	—	256,560
Fannie Mae Securities	—	2,322,607	—	2,322,607
Freddie Mac Securities	—	820,828	—	820,828
Commercial Mortgage-Backed Securities	—	123,928	—	123,928
State Housing Finance Agency Securities	—	237,887	—	237,887
Other Multifamily Investments
Direct Loans	—	—	5,659	5,659
Privately Insured Construction/Permanent Mortgages	—	12,065	—	12,065
Total Other Multifamily Investments	—	12,065	5,532	17,724
United States Treasury Securities	—	286,507	—	286,507
Equity Investments	—	—	(799)	(799)
Short-Term Investments	257,438	—	—	257,438
Other Financial Instruments*	—	86,478	—	86,438
Total Investment	$257,438	$5,978,559	$4,860	$6,240,857

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2017.

Investments in Securities ($ in thousands)
	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2016	$5,425	$(478)	$4,947
Total Unrealized Gain(Loss)(a)	(5)	(322)	(327)
Cost of Purchases	239	—	239
Proceeds of Sales	—	1	1
Ending balance, 9/30/2017	$5,659	$(799)	$4,860

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at September 30, 2017 totaled $(327,000).

Level 3 securities primarily consist of Direct Loans (Other Multifamily Investments) which were valued by an independent pricing service at September 30, 2017 utilizing a discounted cash flow model. Weighted average lives for the loans ranged from 0.16 to 1.34. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 107 to 387 basis points. A change in unobservable inputs may impact the value of the loans.

Federal Income Taxes

At September 30, 2017, investments for federal income tax purposes approximated book cost at amortized cost of $6,180,018,000.  Net unrealized gains aggregated $60,839,000 at period-end, of which $104,802,000 related to appreciated investments and $43,963,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

In June 2016, the HIT’s participants authorized it to form a wholly-owned subsidiary investment adviser and to register it, as appropriate, under applicable federal or state law. In August 2016, the Securities and Exchange Commission granted no action relief under section 12(d)(3) of the Investment Company Act of 1940 to allow the HIT to organize and acquire the securities issued by a wholly-owned subsidiary that will operate as an investment adviser and be registered under the Investment Advisers Act of 1940. As such, the HIT wholly owns HIT Advisers, a Delaware limited liability company, directly (99.9%), and indirectly (0.1%) through HIT Advisers Managing Member which is also a wholly owned subsidiary of HIT. This structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

Summarized financial information for HIT Advisers on a historical cost basis is included in the table below:

$ in Thousands
As of September 30, 2017
Assets	$30
Liabilities	$829
Equity	$(799)

For the nine months ended September 30, 2017
Income	$—
Expenses	(223)
Tax Expense(Benefit)	$—
Net Income(Loss)	$(223)

In accordance with a contract, in addition to its participation interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of September 30, 2017, HIT Advisers had no clients or assets under management and did not earn income. A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2016	$607
Advances in 2017	219
Repayment by HIT Advisers in 2017	—
Ending Balance, 9/30/2017	$826

Building America

Building America is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury. On April 7, 2017, the HIT transferred ownership of its wholly-owned subsidiary, Building America, to HIT Advisers for consideration.

In accordance with a contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available. Also in accordance with the contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. A rollforward of advances to Building America by the HIT is included in the table below:

Advances to Building America by HIT	$ in Thousands
Beginning Balance, 12/31/2016	$75
Advances in 2017	905
Repayment by BACDE in 2017	(669)
Ending Balance, 9/30/2017	$311

Item 2. Controls and Procedures.

(a)	The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)	There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:	/s/ Stephen Coyle
	Name:	Stephen Coyle
	Title:	Chief Executive Officer

Date:     November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: November 28, 2017

/s/Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: November 28, 2017